Trade and other payables - Summary of Trade and Other Payables (Detail) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Non-current liabilities
Other payables	$ 12	$ 3
Employee defined benefit	15	15
Non-current Payables	27	18
Current liabilities
Trade payables	167	109
Accrued operating expenses	345	278
Electronic Wallets	242	204
Tax payables	29	20
Deposits	20	17
Contract liabilities	9	13
Others	32	20
Trade and other current payables	$ 844	$ 661